Financial instruments - fair values and risk management - Summary of Information About the Exposure to Credit Risk and ECLs for Loans Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ 154,108	€ 149,716
Loans receivable | Gross
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	10,240	15,893
Loans receivable | Accumulated impairment | Credit risk
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ (10,240)	€ (14,345)
Loans receivable | Financial assets neither past due nor impaired | Grades 1 - 6: Low risk (BBB- to AAA) | Credit risk
Exposure to credit risk and ECLs for Loans Receivable
Weighted average loss rate	0.00%	0.00%
Loans receivable | Financial assets neither past due nor impaired | Grade 10: Substandard (B- to CCC-) | Credit risk
Exposure to credit risk and ECLs for Loans Receivable
Weighted average loss rate	0.00%	58.20%
Loans receivable | Financial assets neither past due nor impaired | Gross | Grades 1 - 6: Low risk (BBB- to AAA)
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance		€ 47
Loans receivable | Financial assets neither past due nor impaired | Gross | Grade 10: Substandard (B- to CCC-)
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance		3,588
Loans receivable | Financial assets neither past due nor impaired | Accumulated impairment | Grade 10: Substandard (B- to CCC-) | Credit risk
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance		€ (2,087)
Loans receivable | Financial assets impaired | Grade 12: Loss (D) | Credit risk
Exposure to credit risk and ECLs for Loans Receivable
Weighted average loss rate	100.00%	100.00%
Loans receivable | Financial assets impaired | Gross | Grade 12: Loss (D)
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ 10,240	€ 12,258
Loans receivable | Financial assets impaired | Accumulated impairment | Grade 12: Loss (D) | Credit risk
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ (10,240)	€ (12,258)